Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class
The carrying value and fair value of financial instruments by class as at March 31, 2022 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$108,153	$—	$—	$108,153	$108,153
Investment in fixed deposits	41,827	—	—	41,827	41,827
Investments in marketable securities and mutual funds	—	263,013	—	263,013	263,013
Trade receivables	100,522	—	—	100,522	100,522
Unbilled revenue (1)	86,786	—	—	86,786	86,786
Funds held for clients	11,643	—	—	11,643	11,643
Prepayments and other assets (2)	6,283	—	—	6,283	6,283
Other non-current assets (3)	13,509	—	—	13,509	13,509
Derivative assets	—	556	13,044	13,600	13,600

Total carrying value	$368,723	$263,569	$13,044	$645,336	$645,336

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$27,829	$—	$—	$27,829	$27,829
Other employee obligations (4)	95,098	—	—	95,098	95,098
Provisions and accrued expenses	36,752	—	—	36,752	36,752
Lease liabilities	166,994	—	—	166,994	166,994
Other liabilities (5)	2,015	—	—	2,015	2,015
Derivative liabilities	—	2,295	4,578	6,873	6,873

Total carrying value	$328,688	$2,295	$4,578	$335,561	$335,561

Notes:

(1)	Excluding non-financial assets $246.
(2)	Excluding non-financial assets $22,539.
(3)	Excluding non-financial assets $30,766.
(4)	Excluding non-financial liabilities $26,908.
(5)	Excluding non-financial liabilities $9,414.
The carrying value and fair value of financial instruments by class as at March 31, 2021 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$105,633	$—	$—	$105,633	$105,633
Investment in fixed deposits	38,699	—	—	38,699	38,699
Investments in marketable securities and mutual funds	—	250,852	—	250,852	250,852
Trade receivables	83,387	—	—	83,387	83,387
Unbilled revenue (1)	66,212	—	—	66,212	66,212
Funds held for clients	12,139	—	—	12,139	12,139
Prepayments and other assets (2)	4,757	—	—	4,757	4,757
Other non-current assets (3)	13,790	—	—	13,790	13,790
Derivative assets	—	2,619	7,104	9,723	9,723

Total carrying value	$324,617	$253,471	$7,104	$585,192	$585,192

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$28,015	$—	$—	$28,015	$28,015
Long-term debt (includes current portion) (4)	16,800	—	—	16,800	16,800
Other employee obligations (5)	74,511	—	—	74,511	74,511
Provisions and accrued expenses	23,933	—	—	23,933	23,933
Lease liabilities	191,907	—	—	191,907	191,907
Other liabilities (6)	1,803	—	—	1,803	1,803
Derivative liabilities	—	1,068	5,460	6,528	6,528

Total carrying value	$336,969	$1,068	$5,460	$343,497	$343,497

Notes:

(1)	Excluding non-financial assets $191.
(2)	Excluding non-financial assets $18,454.
(3)	Excluding non-financial assets $26,241.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $52.
(5)	Excluding non-financial liabilities $27,664.
(6)	Excluding non-financial liabilities $9,900.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2022 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$13,600	$—	$13,600	$(646)	$—	$12,954

Total	$13,600	$—	$13,600	$(646)	$—	$12,954

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$6,873	$—	$6,873	$(646)	$—	$6,227

Total	$6,873	$—	$6,873	$(646)	$—	$6,227

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2021 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Total	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Total	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis as at March 31, 2022 are as follows:

	Fair value measurement at reporting date using
Description	March 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$556	$—	$556	$—
Investments in marketable securities and mutual funds	263,013	262,602	411	—
Financial assets at FVOCI
Foreign exchange contracts	13,044	—	13,044	—

Total assets	$276,613	$262,202	$14,011	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$2,295	$—	$2,295	$—
Financial liabilities at FVOCI
Foreign exchange contracts	4,578	—	4,578	—
Interest rate swaps	—	—	—	—

Total liabilities	$6,873	$—	$6,873	$—

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2021 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,619	$—	$2,619	$—
Investments in marketable securities and mutual funds	250,852	250,439	413	—
Financial assets at FVOCI
Foreign exchange contracts	7,104	—	7,104	—

Total assets	$260,575	$250,439	$10,136	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$1,068	$—	$1,068	$—
Financial liabilities at FVOCI
Foreign exchange contracts	5,234	—	5,234	—
Interest rate swaps	226	—	226	—

Total liabilities	$6,528	$—	$6,528	$—

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts
The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2022	March 31, 2021
Forward contracts (Sell)
In US dollars	$316,651	$260,999
In Pound Sterling	99,006	104,638
In Euro	21,811	26,395
In Australian dollars	27,290	29,076
Others	20,406	21,017

	$485,164	$442,125

Option contracts (Sell)
In US dollars	$204,773	$137,687
In Pound Sterling	88,899	92,159
In Euro	26,147	33,202
In Australian dollars	38,004	45,022
Others	—	—

	$357,823	$308,070

Interest rate swap contracts
In US dollars	—	16,800

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2022, 2021 and 2020 are as follows:

	Year ended March 31,
	2022	2021	2020
Revenue	$3,451	4,237	$12,695
Foreign exchange gain/(loss), net	93	(222)	543
Finance expense	(217)	(460)	171
Income tax related to amounts reclassified into consolidated statement of income	(1,150)	425	(1,947)

Total	$2,177	3,980	$11,462

Foreign Currency Risk from Non-derivative Financial Instruments
The foreign currency risk from
non-d
e
rivative
financial instruments as at March 31, 2022 is as follows:

	As at March 31, 2022
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$3,412	1,813	—	54	899	196	$6,374
Investment	600	—	—	—	—	—	600
Trade receivables	127,640	22,934	1,363	7,366	11,631	3,064	173,998
Unbilled revenue	7,105	4,460	—	—	4,304	537	16,406
Prepayments and other current assets	205	66	55	2	246	—	574
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(33,849)	(74,701)	(5,576)	(103)	(20,627)	(467)	(135,323)
Provisions and accrued expenses	(4,493)	(1,084)	(56)	—	(446)	(71)	(6,150)
Pension and other employee obligations	—	(794)	—	—	(1)	(441)	(1,236)
Lease liabilities	—	—	—	—	(4,736)	(27)	(4,763)
Other liabilities	—	(14)	—	—	(2)	—	(16)

Net assets/ (liabilities)	$100,623	(47,320)	(4,214)	7,319	(8,732)	2,807	$50,483

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2021 is as follows:

	As at March 31, 2021
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,739	1,818	—	61	1,024	314	$5,956
Trade receivables	116,135	34,041	1,269	7,411	10,911	3,543	173,310
Unbilled revenue	4,569	3,954	—	—	3,271	275	12,069
Prepayments and other current assets	108	44	57	—	43	—	252
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(44,492)	(91,359)	(5,770)	—	(20,540)	(1,248)	(163,409)
Provisions and accrued expenses	(3,886)	(1,035)	—	(83)	(587)	—	(5,591)
Pension and other employee obligations	(302)	—	—	—	(29)	(347)	(678)
Lease liabilities	—	—	—	—	(3,635)	(52)	(3,687)
Other liabilities	(1)	(7)		(2)	(2)	(7)	(19)

Net assets/ (liabilities)	$74,873	(52,544)	(4,444)	7,387	(9,544)	2,494	$18,222

Percentage of Revenue Generated from Top Customer and Top Five Customers
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year ended March 31,
	2022	2021	2020
Revenue from top customer	7.3%	8.1%	6.9%
Revenue from top five customers	27.1%	26.8%	25.1%

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2022
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$27,829	$—	$—	$27,829
Provisions and accrued expenses	36,752	—	—	36,752
Other liabilities	2,015	—	—	2,015
Other employee obligations	95,098	—	—	95,098
Derivative financial instruments	6,042	831	—	6,873

Total (2) (3)	$167,736	$831	$—	$168,567

Notes:

(1)	For contractual maturities of lease liabilities refer note 12.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2021
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$—	$—	$16,800
Trade payables	28,015	—	—	28,015
Provisions and accrued expenses	23,933	—	—	23,933
Other liabilities	1,803	—	—	1,803
Other employee obligations	74,511	—	—	74,511
Derivative financial instruments	4,491	2,037	—	6,528

Total (2) (3)	$149,553	$2,037	$—	$151,590

Notes:

(1)	Before netting off debt issuance cost of $52.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2022	March 31, 2021
Cash and cash equivalents	$108,153	$105,633
Investments	304,840	289,551
Long-term debt (includes current portion) (1)	—	(16,800)

Net cash position	$412,993	$378,384

Note:

(1)	Before netting off debt issuance cost of $Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.